Description of Business and Business Combination	12 Months Ended
Dec. 31, 2022
Description of Business and Business Combination
Description of Business and Business Combination

(1)Description of Business and Business Combination

Description of Business

Tempo Automation Holdings, Inc. (the “Company,” “Tempo,” “us,” “our” or “we”) is a Printed Circuit Board Assembly (“PCBA”) manufacturing company that was incorporated in Delaware in 2022. Prior to the Merger (as defined below), the Company operated as Tempo Automation, Inc. (“Legacy Tempo”). Tempo provides turnkey PCBA services for low volume production and the Company’s proprietary automation software is intended to provide transparent production and delivery tracking with live updates through an unbroken digital thread from design to delivery. The Company provides real-time lead times based on supplier inventory and factory workload.

Merger with ACE Convergence Acquisition Corp.

On November 22, 2022, ACE Convergence Acquisition Corp. (“ACE”) and its subsidiary, ACE Convergence Subsidiary Corp, acquired Legacy Tempo via a series of mergers, whereby Legacy Tempo merged into ACE Convergence Subsidiary Corp, and became a wholly owned subsidiary of ACE (the “Merger”). ACE was renamed Tempo Automation Holdings, Inc (also referred to herein as “New Tempo”). Prior to the Merger, ACE Convergence Acquisition LLC was the sponsor of ACE (the “Sponsor”) and with the close of the Merger either ACE Convergence Acquisition LLC or affiliated entities, remained a significant shareholder in the Company.

Trust Proceeds and PIPE investment

At the closing date of the Merger, $23.4 million of unredeemed funds were released to ACE from the Trust and accordingly 2,269,299 shares associated with the Trust remained from such holders within New Tempo.

In connection with the execution of the Merger, New Tempo received proceeds from a number of investors (the “PIPE Investors”), pursuant to the Third Amended and Restated Subscription Agreement, whereby such investors agreed to purchase an aggregate of 550,000 shares of common stock (the “Committed PIPE Shares”), for an aggregate purchase price of $5.5 million, in a private placement pursuant to the subscription agreements (the “PIPE”). Of the $5.5 million, New Tempo received a cash inflow of $3.5 million and an existing investor holding $2.0 million in the Trust agreed to participate in the PIPE investment, exchanging its shares in Trust for PIPE shares. Pursuant to the PIPE subscription agreement, an additional 2,000,000 shares (the “Incentive PIPE Shares”) were issued to the PIPE Investors (including to the LSA PIPE Investors, as discussed below) on a pro-rata basis as an incentive to purchase the shares under the Third Amended and Restated PIPE Subscription Agreement. The funding from the PIPE Investors closed immediately prior to the closing of the Merger.

In addition to the Committed PIPE Shares and Incentive PIPE Shares issued at the closing of the PIPE investment, New Tempo agreed that the newly merged entity would:

●	issue additional shares of common stock to each PIPE Investor (the “Additional Shares”) in the event that the volume weighted average price per share (“Adjustment Period VWAP”) of New Tempo common stock during the 30 days commencing on the date on which a registration statement registering the resale of the shares of New Tempo common stock acquired by such PIPE Investors is declared effective is less than $10.00 per share.
●	transfer the PIPE subscribers (to the extent such subscribers committed shares are still outstanding) up to an additional 1,000,000 shares (“Additional Period Shares”) in the event that during the additional period the volume weighted average price per share (“Additional Period VWAP”) is less than the Adjustment Period WVAP during the fifteen month period following closing of the Merger.

Due to the number of PIPE Incentive Shares issued at closing, pursuant to the PIPE subscription agreement no Additional Shares will be issued by New Tempo to any PIPE investor. For the Additional Period Shares which remain subject to issuance, the Company determined that these represent equity linked financial instruments that are liability classified and measured at fair value at each reporting date. At closing of the Merger, the liability associated with such additional period shares was immaterial. The Company remeasured the liability at December 31, 2022, recording $0.8 million within earnout liabilities on the consolidated balance sheet and recorded a loss on remeasurement of $0.8 million for the period from the date of the Merger to December 31, 2022, which is recorded within change in fair value of earnout liabilities on the consolidated statement of operations.

Upon consummation of the Merger, Tempo received approximately $18.7 million from the Trust and PIPE, net of transaction costs and other payments as set forth as follows (in thousands):

Recapitalization
Cash-ACE Trust	$23,391
Cash-PIPE investment	3,500
Less: transaction costs and other payments(1)(2)	(8,187)
Net cash proceeds from Merger	18,704
Less: Earnout liability	(5,322)
Less: Warrants assumed	(1,122)
Less: Debt assumed – related party	(600)
Less: ACE transaction costs – unpaid(1)	(7,342)
Merger and PIPE Financing	$4,318
(1)

Amount reflects payment of the following amounts utilizing the proceeds released from the Trust (a) the repayment of $2.1 million of ACE related party loans, (b) the payment of $0.6 million of ACE deferred underwriting fees payable, (c) the payment of $4.5 million in ACE transaction costs related to the Merger and other financing activities, and (d) the payment of a $1.0 million commitment fee to secure an equity line of credit for the benefit of the combined Company.

During the period from the Merger date to December 31, 2022, the Company paid $0.5 million of ACE’s transaction costs and other payments, included in the amount above, and as of December 31, 2022, $7.3 million of ACE transaction costs remained unpaid.

(2)

Excludes the payment of $3.3 million as part of the LSA amendment and any Legacy Tempo transaction costs relating to the Merger Transaction. Upon receiving the $18.7 million of proceeds from Trust, the Company paid $1.4 million in Legacy Tempo legal fees and $0.5 million in fees to certain capital markets advisors, both of such amounts were expensed by the Company.

At the time of Merger, the Company made the determination to expense all Legacy Tempo transaction costs. For the years ended December 31, 2022 and 2021, the Company expensed $8.6 million and $0.1 million, respectively, within general administrative expenses on the consolidated statement of operations. As of December 31, 2021, the Company had deferred such costs amounting to $1.9 million, which are included in other noncurrent assets in the consolidated balance sheets. As of December 31, 2022 and 2021, $5.2 million and $1.8 million of transaction costs remained unpaid.

Legacy Tempo Convertible Promissory Notes and Equity and the Exchange

Immediately prior to the closing of the Merger, all convertible promissory notes converted into Legacy Tempo common stock, all shares of outstanding redeemable convertible preferred stock of Legacy Tempo were automatically converted into shares of Legacy Tempo common stock, and substantially all outstanding warrants for Legacy Tempo shares were net settled into shares of common stock of Legacy Tempo. Upon the consummation of the Merger, each share of Legacy Tempo common stock issued and outstanding was canceled and converted into the right to receive 0.1705 shares (the “Exchange Ratio”) of common stock of ACE.

Further upon the Closing, (i) each Legacy Tempo Option granted under the 2015 Equity Incentive Plan was converted into (a) the right to receive a number of Tempo Earnout Shares and (b) a New Tempo Option, upon substantially the same terms and conditions as in effect with respect to the corresponding Legacy Tempo Option and (ii) each Legacy Tempo RSU granted under the 2015 Equity Incentive Plan was converted into (a) the right to receive a number of Tempo Earnout Shares and (b) a New Tempo RSU, upon substantially the same terms and conditions as in effect with respect to the corresponding Tempo RSU.

Earnout Arrangement with holders of Legacy Tempo common stock and outstanding equity awards

Concurrent with the closing of the Merger, holders of Legacy Tempo common stock and outstanding equity awards (including warrant, stock option and RSU holders) agreed to the right to receive up to an aggregate amount of 7,000,000 shares of Company common stock (or equivalent equity award) (the “Earnout Shares”) that would be issued if the following targets are achieved:

●	3,500,000 Earnout Shares (“Tranche 1”) will be issued upon achieving $5.0 million in Adjusted EBITDA in a single quarter during the five-year period following the Merger, and
●	3,500,000 Earnout Shares (“Tranche 2”) will be issued upon achieving $15.0 million in sales in a single quarter during the five-year period following the Merger.

Legacy Tempo employees entitled to receive Earnout Shares must provide service through the date the target is achieved and an employee departs, the Earnout Shares are reallocated to the remaining pool of recipients who received the right to the Earnout Shares on the Merger Date.

Of the 7,000,000 Earnout Shares, 1,824,463 Earnout Shares were given to common stock, option and RSU holders that are held by current employees and directors and are accounted for under ASC 718. Refer to Note 9 for further discussion of the accounting impact of such Earnout Shares.

The remaining 5,175,537 Earnout Shares (the “Other Earnout Shares”) are not within the scope of ASC 718 and are liability classified under ASC 815-40, as they represent equity linked instruments that are not considered indexed to the Company’s own stock. Accordingly, the earnout shares are remeasured at fair value at each reporting date. The Company recorded a liability of $5.3 million at the time of closing associated with Other Earnout Shares. The Company remeasured the liability at December 31, 2022 to $0.4 million, resulting in a gain on remeasurement for the period from the date of the Merger to December 31, 2022 of $4.9 million, which is recorded within change in fair value of earnout liabilities on the consolidated statement of operations.

Refer to Note 3 for further discussion of the valuation considerations related to the Earnout Shares.

Other Arrangements entered into at time of Merger or assumed upon Merger

First Amended Loan Security Agreement

On November 22, 2022, Legacy Tempo entered into that certain First Amended and Restated Loan and Security Agreement (the “Amended LSA”), dated as of November 22, 2022, with the same lender group to the Company’s preexisting Loan and Security Agreement (the “LSA”). Concurrent with Legacy Tempo’s entry into the Amended LSA, Legacy Tempo repaid a portion of the outstanding balance under the Prior LSA to the Lenders in a cash amount equal to $3.0 million. Additionally, the Lenders entered into the Lender Subscription Agreements pursuant to which a portion of the outstanding balance under the Prior LSA in an amount equal to $7.0 million was converted into shares of common stock of New Tempo at a conversion rate of $10.00 per share. The Lenders (the “LSA PIPE Investors”) received 700,000 Committed PIPE Shares and 1,120,000 in PIPE Incentive Shares issued in exchange for the satisfaction of obligations. Further the lenders obtained the rights to receive the previously mentioned Additional Shares and Additional Period Shares.

New Tempo Warrants

On November 22, 2022, upon close of the Merger the Company assumed the 11,499,987 of public warrants and 6,600,000 of private warrants of ACE that were outstanding immediately prior to the Merger. The Company has accounted for the public warrants as equity classified instruments and the private warrants as liability classified instruments subject to remeasurement at each reporting date. Refer to Notes 3 and 8 for further discussion.

Capital Markets Advisor Fees

Prior to the Merger, Legacy Tempo agreed that with the closing of the Merger the Company would settle amounts owed to capital market advisors of $1.5 million by issuing 75,000 shares of common stock at closing worth $0.8 million and by agreeing to pay $0.8 million in cash. The amounts payable in shares is subject to adjustment during the twelve-month period following the closing, so as to provide that the advisors receive shares equal to $0.8 million at the end of the measurement period. The Company issued 159,948 shares of Common Stock to each capital markets advisor on February 10, 2023. The stock-based payment arrangement with the service provider was accounted for under ASC 718. The Company initially recorded the share issuance as an expense of $0.8 million and an offset to additional paid-in capital. Further, the Company recorded an additional liability of $0.7 million due to a decline in the Company’s share price, with such an amount being recorded as additional stock-based compensation expense in the statement of operations. For the period from the date of the Merger to December 31, 2022, the Company paid $0.5 million of the cash amounts due, with $0.3 million remaining accrued and unpaid as of December 31, 2022.

White Lion Stock Purchase Agreement

On November 22, 2022, subsequent to the closing of the Merger, New Tempo assumed the responsibilities of the Purchase Agreement and the White Lion Registration Rights Agreement with White Lion. Pursuant to the Purchase Agreement, the Company has the right, but not the obligation to require White Lion to purchase, from time to time, up to the lesser of (i) $100.0 million in aggregate gross purchase price of newly issued shares of Common Stock and (ii) the Exchange Cap, in each case, subject to certain limitations and conditions set forth in the Purchase Agreement. New Tempo assumed a liability of $1.0 million for the commitment fee owed to White Lion, which was paid out of the funds released from Trust at the time of Merger. No stock purchases under the Purchase Agreement were made during the year ended December 31, 2022. Refer to Note 13 for further discussion.

Agreements with ACE Sponsor

With the closing of the Merger, 3,750,000 shares previously held by the Sponsor in ACE, became holdings in New Tempo. Further, in accordance with the Sponsor support agreement entered into prior to closing of the Merger, on the earlier of (i) the date which is fifteen (15) months following the Closing and (ii) immediately prior to the closing of a strategic transaction, each of the PIPE Investors, are eligible to receive a pro rata portion of 1,000,000 Additional Period Shares by virtue of the Sponsor. Specifically, 1,000,000 of the 3,750,000 Sponsor shares at close will vest after 15 months, in an amount equal to 1,000,000 less any Additional Period Shares issued to the PIPE investors, if any. During the period where 1,000,000 shares are subject to transfer, the sponsor maintains its rights as a shareholder with respect to such shares, including the right to receive dividends and/or distributions and voting rights. As noted above, the Additional Period Shares are equity linked instruments recorded as a liability within earnout liabilities on the consolidated balance sheets.

Accounting for the Business Combination

Upon the closing of the Merger, Tempo’s certificate of incorporation was amended and restated to increase the total number of authorized shares of all classes of capital stock to 620,000,000 shares, of which 600,000,000 shares are designated as common stock, $0.0001 par value per share; and 20,000,000 shares designated preferred stock, $0.0001 par value per share. Immediately following the closing of the Merger, there were 26,393,195 shares of the Company’s common stock issued and outstanding and warrants to purchase 18,100,000 shares of the Company’s common stock outstanding.

The Merger is accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, ACE was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Merger was treated as the equivalent of Legacy Tempo issuing stock for the net assets of Tempo accompanied by a recapitalization. Accordingly, all historical financial information presented in the consolidated financial statements represents the accounts of Tempo and its wholly owned subsidiaries as if Legacy Tempo is the predecessor to the Company. The shares and net loss per common share, prior to the Merger, have been retroactively restated as shares reflecting the Exchange Ratio established in the Merger (0.1705 shares of Company common stock for every one share of Legacy Tempo common stock).